Summary of Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Aug. 16, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Statement [Line Items]
Cash and cash equivalents, at carrying value		$ 66,000		$ 212,000
FDIC insured amount		$ 250,000		250,000
Jet Token, Inc. [Member]
Statement [Line Items]
FDIC insured amount				$ 250,000
Property and equipment, useful life		3 years		3 years
Capitalized computer software		$ 398,000		$ 398,000	$ 398,000
Amortization expense		33,176	$ 33,176	132,702	132,696
Accumulated amortization		298,574		265,398
Investments in joint venture		100,000
Deferred revenue		1,285,762		933,361
Advertising costs		120,167	$ 85,652	$ 426,728	704,724
NOL carryovers limitation				The CARES Act retroactively suspends the 80% income limitation on use of NOL carryovers for taxable years beginning before January 1, 2021, and allows 100% of any such taxable income to be offset by the amount of such NOL carryforward. This 80% income limitation is reinstated (with slight modifications) for tax years beginning after December 31, 2021.
Deferred tax assets				$ 1,465,000	1,213,000
Deferred tax assets, net operating losses				6,980,000	5,778,000
Increase in valuation allowance				260,000	694,000
Operating lease ROU assets		$ 1,955,684		2,081,568		$ 2,506,711
Operating lease liabilities				$ 2,026,343		$ 2,506,711
Jet Token, Inc. [Member] | Share-Based Payment Arrangement, Option [Member]
Statement [Line Items]
Convertible preferred shares		72,573,357	66,823,357	70,373,357	61,195,357
Jet Token, Inc. [Member] | Warrant [Member]
Statement [Line Items]
Convertible preferred shares		1,666,667	1,666,667	1,666,667	1,666,667
Jet Token, Inc. [Member] | Convertible Preferred Stock [Member]
Statement [Line Items]
Convertible preferred shares		19,496,335	19,809,718	19,509,718	19,809,718
Common Class A [Member]
Statement [Line Items]
Common stock shares issued and outstanding		1,301,952		1,301,952
Common stock, shares redemption		1,186,952		1,186,952	11,500,000
Private Placement Warrants [Member]
Statement [Line Items]
Number of warrants issued	5,760,000	5,760,000		5,760,000
IPO [Member]
Statement [Line Items]
Number of warrants issued	17,260,000	17,260,000		17,260,000
Private Placement [Member]
Statement [Line Items]
Number of warrants issued	11,500,000